Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Oakhurst Strategic Defined Risk Fund
Class Name	Institutional Class
Trading Symbol	OASDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Oakhurst Strategic Defined Risk Fund for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lidoadvisors.com/fund. You can also request this information by contacting us at 1-844-625-4778.
Additional Information Phone Number	1-844-625-4778
Additional Information Website	https://www.lidoadvisors.com/fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$83	1.53%
[1]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.53%
Net Assets	$ 74,338,833
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 359,097
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$74,338,833
Number of Holdings	22
Net Advisory Fee	$359,097
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
First American Government Obligations Fund	51.2%
SPDR S&P 500 ETF Trust	8.4%
Invesco BulletShares 2025 Corporate Bond ETF	2.7%

Security Type	(% of net assets)
Short-Term Investments	51.2%
Purchased Options	20.7%
Exchange Traded Funds	11.1%
Written Options	(2.1)%
Cash & Other	19.1%

Updated Prospectus Web Address	https://www.lidoadvisors.com/fund

[1]
*	Annualized